Organization and Nature of Operations (Details) ¥ in Millions		1 Months Ended					12 Months Ended
	Apr. 20, 2014 USD ($)	Apr. 30, 2015 USD ($)	Apr. 30, 2015 CNY (¥)	May. 31, 2014 USD ($)	May. 31, 2014 CNY (¥)	Nov. 18, 2012	Dec. 31, 2015 USD ($)	Apr. 20, 2014 CNY (¥)	Dec. 31, 2013 USD ($)
Organization and Nature of Operations (Textual)
Expected losses and gains percentage to be absorbed by Anpulo WFOE, Description							As a result of the agreement, Anpulo WFOE will absorb 100% of the expected losses and gains of Anpulo Laifeng, which results in Anpulo WFOE being the primary beneficiary of Anpulo Laifeng.
Cooperation agreement, description						According to such agreement, we shall invest no less than RMB 30 million or approximate $4,760,000 in building a hotel in Laifeng County and, after the hotel is built we are entitled to operate the hotel and profit from the hotel operation for 20 years from October 1, 2012 to September 30, 2032.
Investment in hotel construction	$ 2,761,893							¥ 17	$ 2,142,989
Transaction cost under cooperation agreement	2,700,000							¥ 17
Additional capital to construction	$ 2,950,000						$ 1,540,429
Remaining balance outstanding		$ 848,924	¥ 5
Remaining balance outstanding to be collected before April 30, 2015		$ 848,924	¥ 5
Collection from Fengmming				$ 1,954,493	¥ 12